Segment Information and Revenue Analysis	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS
13.	Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has three reporting segments. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company considers itself to be operating within one reportable segment. The Company’s revenue and net income are substantially derived from Insurance marketing.

Disaggregated information of revenues by business lines are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Insurance marketing	$49,232	$11,577	$24,930
10086 hotline	922	-	-
Bank card call center	77	-	-
SaaS services	58	-	-
Total revenues	$50,289	$11,577	$24,930

The Company’s operations are all based in the PRC, hence, management do not prepare disaggregated information of revenues by geographic locations.